UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    2/08/2008
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           114
                                         ------------
Form 13F Information Table Value Total:  $305,719,373
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Company                     COM              88579Y101  5405334   64105          Sole             Sole      0    0
Abbott Laboratories            COM              002824100   696316   12401          Sole             Sole      0    0
AES Corp.                      COM              00130h105  2673322  124980          Sole             Sole      0    0
Alnylam Pharmaceuticals Inc    COM              02043q107   863676   29700          Sole             Sole      0    0
Alsius Corp                    COM              021211107   624190  168700          Sole             Sole      0    0
Altria Group Inc.              COM              02209s103   347139    4593          Sole             Sole      0    0
Am. Intern'l Group             COM              026874107   268880    4612          Sole             Sole      0    0
American Century Ginnie Mae    COM              250816055   175492   17055          Sole             Sole      0    0
Fund
American Express Co.           COM              025816109  4533647   87152          Sole             Sole      0    0
Ameristock Fund                COM              03071F104   177949    4234          Sole             Sole      0    0
Apache Corp                    COM              037411105   317673    2954          Sole             Sole      0    0
Applera - Applied Biosystems   COM              038020103  4289354  126455          Sole             Sole      0    0
Applied Materials              COM              038222105   337440   19000          Sole             Sole      0    0
Arch Coal Inc                  COM              039380100  5879225  130853          Sole             Sole      0    0
Bank of America Corp.          COM              060505104 48525185 1176083          Sole             Sole      0    0
BP plc ADR                     COM              055622104   697383    9531          Sole             Sole      0    0
Bristol-Myers Squibb           COM              110122108   262548    9900          Sole             Sole      0    0
Bruker BioSciences             COM              116794108  7715968  580148          Sole             Sole      0    0
Calamos Asset Management       COM              12811r104  3600968  120919          Sole             Sole      0    0
Caliper Life Sciences Inc      COM              130872104   228389   41300          Sole             Sole      0    0
Cameron International Corp     COM              13342B105  3487307   72456          Sole             Sole      0    0
Carbo Ceramics                 COM              140781105   204600    5500          Sole             Sole      0    0
Caterpillar Inc                COM              149123101   399080    5500          Sole             Sole      0    0
Cerner Corp.                   COM              156782104  3235104   57360          Sole             Sole      0    0
Chevron Corp                   COM              166764100  4254821   45589          Sole             Sole      0    0
Cisco Systems                  COM              17275R102  3577937  132174          Sole             Sole      0    0
Citigroup Inc.                 COM              172967101  4190107  142327          Sole             Sole      0    0
Coca-Cola                      COM              191216100  1849999   30145          Sole             Sole      0    0
Columbia Acorn Tr Select CL Z  COM              197199854  1114950   39245          Sole             Sole      0    0
ConocoPhillips                 COM              20825c104  1391608   15760          Sole             Sole      0    0
CVS Caremark Corp              COM              126650100  6226082  156631          Sole             Sole      0    0
Cyberonics Inc.                COM              23251P102  1475894  112150          Sole             Sole      0    0
Dodge & Cox Balanced Fd        COM              256201104   907183   11200          Sole             Sole      0    0
Dodge & Cox Intl Stock Fund    COM              256206103  4485023   97458          Sole             Sole      0    0
Dodge & Cox Stock Fund         COM              256219106  4535012   32801          Sole             Sole      0    0
Dow Chemical Co.               COM              260543103  2179926   55300          Sole             Sole      0    0
DuPont (E.I.) deNemours        COM              263534109   175875    3989          Sole             Sole      0    0
Emerson Electric               COM              291011104   232589    4105          Sole             Sole      0    0
Enterprise Products Partners   COM              293792107   398500   12500          Sole             Sole      0    0
Exxon Mobil Corp.              COM              30231g102 10417329  111189          Sole             Sole      0    0
Fairholme Fund                 COM              304871106  3042011   95481          Sole             Sole      0    0
Franklin Electric              COM              353514102  1901024   49674          Sole             Sole      0    0
Franklin Resources Inc.        COM              354613101  4038464   35292          Sole             Sole      0    0
General Electric               COM              369604103  6330987  170785          Sole             Sole      0    0
Goldcorp Inc                   COM              380956409   474440   13850          Sole             Sole      0    0
Goldman Sachs Group            COM              38141g104  4361644   20282          Sole             Sole      0    0
Google Inc. Cl A               COM              38259p508  5628647    8140          Sole             Sole      0    0
Growth Fund of America         COM              399874106   216539    6367          Sole             Sole      0    0
Halliburton Co.                COM              406216101  5337349  140790          Sole             Sole      0    0
Hershey Foods Corp.            COM              427866108  4215997  107005          Sole             Sole      0    0
Ico Inc New Com                COM              449293109   577800   45000          Sole             Sole      0    0
Intel Corporation              COM              458140100   431892   16200          Sole             Sole      0    0
Isis Pharmaceuticals Inc.      COM              464330109  7155855  454340          Sole             Sole      0    0
Janus Growth & Income Fd       COM              471023200   211299    5792          Sole             Sole      0    0
JDS Uniphase                   COM              46612j507  3524739  265018          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  2657246   39839          Sole             Sole      0    0
Joy Global Inc.                COM              481165108  6941048  105455          Sole             Sole      0    0
JP Morgan Chase & Co.          COM              46625h100  3507921   80365          Sole             Sole      0    0
Key Energy Services            COM              492914106  3281424  228035          Sole             Sole      0    0
Kroger Co                      COM              501044101   267100   10000          Sole             Sole      0    0
L-1 Identity Solutions Inc.    COM              50212A106  1879060  104683          Sole             Sole      0    0
Lamar Advertising              COM              512815101  2465030   51280          Sole             Sole      0    0
Marathon Oil Corp              COM              565849106   821610   13500          Sole             Sole      0    0
Medtronic Inc.                 COM              585055106  4036178   80290          Sole             Sole      0    0
Merck & Co.                    COM              589331107   321290    5529          Sole             Sole      0    0
Merrill Lynch & Co.            COM              590188108  1441308   26850          Sole             Sole      0    0
Metabolix Inc.                 COM              591018809  1928038   81010          Sole             Sole      0    0
Microsoft Corp                 COM              594918104  5455202  153236          Sole             Sole      0    0
Morgan Stanley                 COM              617446448  5978168  112562          Sole             Sole      0    0
Nokia Corp Spon ADR            COM              654902204  4695750  122317          Sole             Sole      0    0
Northrop Grumman Corp          COM              666807102  1962461   24955          Sole             Sole      0    0
Northstar Neuroscience Inc     COM              66704v101  2876583  309310          Sole             Sole      0    0
Novartis AG ADR                COM              66987v109  6374799  117378          Sole             Sole      0    0
OSI Pharmaceuticals            COM              671040103   194040    4000          Sole             Sole      0    0
Pepsico, Inc.                  COM              713448108   858125   11306          Sole             Sole      0    0
Pfizer, Inc.                   COM              717081103  1231625   54185          Sole             Sole      0    0
Plum Creek Timber              COM              729251108   253220    5500          Sole             Sole      0    0
Procter & Gamble               COM              742718109  6474322   88182          Sole             Sole      0    0
Qualcomm Inc.                  COM              747525103  4756313  120872          Sole             Sole      0    0
Qwest Communs Int'l            COM              749121109   245350   35000          Sole             Sole      0    0
Schlumberger Ltd               COM              806857108  6409494   65157          Sole             Sole      0    0
Schwab Investor Money Fd       COM              808515878   184187  184187          Sole             Sole      0    0
Schwab S&P 500 Index Fun       COM              808509608   266361   11770          Sole             Sole      0    0
Selected American Shares Inc   COM              816221105   201350    4214          Sole             Sole      0    0
Sempra Energy                  COM              816851109  1027208   16600          Sole             Sole      0    0
Sequenom Inc                   COM              817337405   531935   55700          Sole             Sole      0    0
Southern Co., Inc.             COM              842587107   400443   10334          Sole             Sole      0    0
St Jude Medical Inc.           COM              790849103  1331773   32770          Sole             Sole      0    0
Supergen Inc                   COM              868059106   200750   55000          Sole             Sole      0    0
Symantec Corp.                 COM              871503108  2128463  131875          Sole             Sole      0    0
Target Corp                    COM              87612e106   948050   18961          Sole             Sole      0    0
Teco Energy Inc                COM              872375100   256963   14931          Sole             Sole      0    0
Texas Instruments              COM              882508104  4355861  130415          Sole             Sole      0    0
Third Avenue Value             COM              884116104  1398727   23021          Sole             Sole      0    0
Thornburg Int'l Value Fd - C   COM              885215640   183871    5835          Sole             Sole      0    0
Thornburg Invt Tr Core Growth  COM              885215475   914599   44966          Sole             Sole      0    0
I
Tractor Supply Co              COM              892356106  2444351   68012          Sole             Sole      0    0
Tyco Electronics Ltd.          COM              g9144p105   311224    8382          Sole             Sole      0    0
U.S.Bancorp                    COM              902973304   285660    9000          Sole             Sole      0    0
Under Armour Inc.              COM              904311107  2044760   46823          Sole             Sole      0    0
United Technologies            COM              913017109   367239    4798          Sole             Sole      0    0
Vanguard 500 Index Fund        COM              922908496   222100    1989          Sole             Sole      0    0
Vanguard Growth & Income       COM              921913109   309755    9674          Sole             Sole      0    0
Vanguard Life Strategy         COM              921909305  1377671   80378          Sole             Sole      0    0
Conservative Growth
Vanguard Life Strategy Growth  COM              921909503  2939033  117233          Sole             Sole      0    0
Vanguard Life Strategy         COM              921909404  3062910  144409          Sole             Sole      0    0
Moderate Growth
Vanguard LifeStrategy Income   COM              921909206   306313   21511          Sole             Sole      0    0
Vital Images Inc               COM              92846n104   233103   12900          Sole             Sole      0    0
Wal-Mart                       COM              931142103  1482651   31194          Sole             Sole      0    0
Waters Corp                    COM              941848103  2580212   32632          Sole             Sole      0    0
Wells Fargo & Co               COM              949746101   414388   13726          Sole             Sole      0    0
Weyerhaeuser Co.               COM              962166104   250716    3400          Sole             Sole      0    0
Wm. Wrigley Jr. Co.            COM              982526105  5171722   88330          Sole             Sole      0    0
Xilinx Inc.                    COM              983919101   464628   21245          Sole             Sole      0    0